Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2013	2012	2011
Investment and interest income	$84	$82	$85
Foreign exchange gains (losses) [1]	(254)	(116)	21
License fee income	114	99	80
Gains (losses) on sale of securities and affiliated companies	21	4	17
Impairment of available-for-sale securities	(1)	(2)	(5)
Miscellaneous income (loss)	1	63	(230)	[2]
	$(35)	$130	$(32)

[1]	Includes gains (losses) from foreign exchange derivative contracts. See Note 3 for further details.

[2]
Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 24), both related to the acquisition of Bucyrus.